Program Rights and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Program Rights and Intangible Assets, Net [Abstract]
Summary of program rights and intangible assets
	December 31, 2012	December 31, 2011

Program rights	$20,692	$20,692
Less: accumulated amortization	(20,692)	(20,692)
	$-	$-

Intangible assets	$7,120,088	$7,120,088
Less: accumulated amortization	(613,119)	(613,119)
Less: impairment charges	(6,506,969)	(6,506,969)
	$-	$-